Note the cash flow statement	6 Months Ended
Jun. 30, 2021
Consolidated Statement of Cash Flows
Note the cash flow statement

Note the cash flow statement

	Six months ended June 30,
	2021	2020

	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciations, amortizations and impairment	€20,996	€9,008
Share-based compensation expenses	44,568	39,641
Increase in retirement benefit liabilities and provisions	190	174
Unrealized exchange results and non-cash other financial expenses	(26,537)	(4,015)
Discounting effect of deferred income	4,770	8,728
Fair value re-measurement of warrants	(2,828)	21,118
Net change in (fair) value of current financial investments	5,833	12,484
Fair value adjustment financial assets held at fair value through profit or loss	2,913	354
Other non-cash costs	405	233
Total adjustment for non-cash transactions	50,310	87,724

Adjustment for items to disclose separately under operating cash flow
Interest expense	4,425	2,602
Interest income	(1,434)	(5,121)
Tax income (-)/tax expense	(473)	709
Total adjustment for items to disclose separately under operating cash flow	2,518	(1,810)

Adjustment for items to disclose under investing and financing cash flows
Gain on sale of subsidiaries	(22,191)	—
Loss on sale of fixed assets	1	83
Realized exchange gain on sale of current financial investments	(6,645)	—
Interest income related to current financial investments	(8)	(2,447)
Total adjustment for items to disclose under investing and financing cash flows	(28,843)	(2,363)

Change in working capital other than deferred income
Increase in inventories	(1,419)	(47)
Decrease in receivables	107,041	19,056
Increase/decrease (-) in payables	(24,263)	36,290
Total change in working capital other than deferred income	€81,359	€55,299

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